NUVEEN
MONEY MARKET
FUNDS


August 31, 1998
SEMIANNUAL REPORT

DEPENDABLE, TAX-FREE INCOME
TO HELP YOU KEEP MORE OF
WHAT YOU EARN.

[PHOTO APPEARS HERE]

RESERVES

CALIFORNIA

MASSACHUSETTS

NEW YORK

DEAR SHAREHOLDERS

[Photo of Timothy R. Schwertfeger Appears Here]

Wealth takes a lifetime to build. Once achieved, it should be preserved


Dear Shareholder

I am pleased to report on the performance of your Nuveen tax-free money market fund for the six-month period ended August 31, 1998. During a period that saw significant volatility in the financial markets as a whole, your fund continued to provide a haven for investors seeking to retain the assets they've built over a lifetime.

MARKET REVIEW

The past year has been one of ups and downs for the markets, in large part due to the aftershocks of the financial crisis in Asia. For many investors, the response to that market uncertainty was a rush to more conservative investments a "flight to quality." As a result, yields in the municipal bond market continued to fall.

The near-term decline in interest rates was partially the result of expectations that the financial troubles in Asia would restrain the prices of imported goods and reduce foreign demand for U.S. products and services, thus keeping inflation at a moderate level. Those expectations were largely fulfilled, as the Consumer Price Index rose just .93% for the six month period ended August 31, 1998, among its lowest levels in years.

While rates on long-term municipal bonds did not fall to the historic lows that the 30-year Treasury bond did, they remained low enough to command a large percentage of new issuance volume over the past year. As a result, short-term municipal investors faced relatively low supply, except in certain individual states, making good values more difficult to find.

Overall, we foresee continued strong demand for U.S. bonds, especially until the Asian crisis and its ripple effects in the world economy have subsided. Over the near term, that should keep bond prices high and rates relatively low, helping to prolong the U.S. economic expansion. In the coming months, we will continue to watch several key factors that could influence the tone of the fixed-income markets, including the demand for goods and services, the availability of qualified employees, and indications from the Federal Reserve.


                                     -----

"The funds proved able to offer competitive tax-free income, while maintaining the outstanding credit quality and liquidity that are their hallmarks."


PERFORMANCE REVIEW

Despite generally tight supply in the short-term municipal market, the Nuveen Money Market Funds posted attractive returns while helping investors preserve capital in volatile markets.

As of August 31, 1998, investors were receiving seven-day annualized tax-free yields that ranged from 2.72% to 2.88%, which are equivalent to yields of 4.17% to 4.60% on an after-tax basis for investors in the 31% federal and applicable state income tax bracket.

PORTFOLIO ADJUSTMENTS

High demand in the short-term market and declining yields made this segment of the municipal bond market challenging. Competition for short-term paper caused rates that were already low to drop even lower. Supply and demand factors made it harder to find attractive values as short term interest rates fell.

Despite the past year's demanding market, the funds proved able to offer competitive tax-free income, while maintaining the outstanding credit quality and liquidity that are their hallmarks.

EXPERTISE MAKES THE DIFFERENCE

Many investors choose the Nuveen tax-free money market funds because of their emphasis on stability of principal and competitive short-term yields. But behind that combination of performance and protection is more than 100 years of experience in the municipal markets. Our experience is evidenced through capabilities like Nuveen's unparalleled municipal market research, which identifies opportunities in the markets that are undiscovered or overlooked by other investors.

In volatile markets, that expertise can make a world of difference. Combined with our full family of equity, balanced, and tax-free investments, it can provide you with the diversification and disciplined investment approach you need to bring balance to your overall investment strategy. I encourage you to talk with your financial adviser about Nuveen's growing range of investments, or call (800) 257-8787 for a prospectus detailing all charges and expenses. Be sure to read it carefully before you invest. On behalf of everyone at Nuveen, we appreciate the opportunity to help you reach your financial goals.


                                            Sincerely,


                                            /s/ Timothy R. Schwertfeger
                                            ---------------------------
                                            Timothy R. Schwertfeger
                                            Chairman of the Board

                                            October 15, 1998


                                     -----

                        NUVEEN TAX-FREE RESERVES, INC.
                             PERFORMANCE OVERVIEW
                             AS OF AUGUST 31, 1998


-----------------------------------------------------------
 Portfolio Statistics
-----------------------------------------------------------
Inception Date                                      11/82
-----------------------------------------------------------
Net Assets ($000)                                $254,688
-----------------------------------------------------------
Average Weighted Maturity (days)                       46
-----------------------------------------------------------

-----------------------------------------------------------
 Tax-Free Yields
-----------------------------------------------------------
SEC 7-Day Yield                                      2.88%
-----------------------------------------------------------
SEC 30-Day Yield                                     2.87%
-----------------------------------------------------------

-----------------------------------------------------------
Taxable Equivalent
-----------------------------------------------------------
Federal Income Tax Rate                             31.00%
-----------------------------------------------------------
SEC 7-Day Yield                                      4.17%
-----------------------------------------------------------
SEC 30-Day Yield                                     4.16%
-----------------------------------------------------------

-----------------------------------------------------------
 Diversification (as a % of total investments)
-----------------------------------------------------------
Tax Obligation (General)                               18%
-----------------------------------------------------------
Health Care                                            16%
-----------------------------------------------------------
Utilities                                              16%
-----------------------------------------------------------
Long Term Care                                         10%
-----------------------------------------------------------
Industrial (Other)                                      8%
-----------------------------------------------------------
Education and Civic Organizations                       6%
-----------------------------------------------------------
Water and Sewer                                         6%
-----------------------------------------------------------
Tax Obligation (Limited)                                6%
-----------------------------------------------------------
Basic Materials                                         5%
-----------------------------------------------------------
Capital Goods                                           4%
-----------------------------------------------------------
Consumer Cyclicals                                      4%
-----------------------------------------------------------
Housing (Multifamily)                                   1%
-----------------------------------------------------------

                               NUVEEN CALIFORNIA
                          TAX-FREE MONEY MARKET FUND
                             PERFORMANCE OVERVIEW
                             AS OF AUGUST 31, 1998


-----------------------------------------------------------
 Portfolio Statistics
-----------------------------------------------------------
Inception Date                                        3/86
-----------------------------------------------------------
Net Assets ($000)                                 $148,962
-----------------------------------------------------------
Average Weighted Maturity (days)                        47
-----------------------------------------------------------

-----------------------------------------------------------
 Tax-Free Yields
-----------------------------------------------------------
SEC 7-Day Yield                                       2.88%
-----------------------------------------------------------
SEC 30-Day Yield                                      2.66%
-----------------------------------------------------------

-----------------------------------------------------------
 Taxable Equivalent
-----------------------------------------------------------
Federal and State Income Tax Rate                    37.40%
-----------------------------------------------------------
SEC 7-Day Yield                                       4.60%
-----------------------------------------------------------
SEC 30-Day Yield                                      4.25%
-----------------------------------------------------------

-----------------------------------------------------------
Diversification (as a % of total investments)
-----------------------------------------------------------
Tax Obligation (General)                                24%
-----------------------------------------------------------
Health Care                                             18%
-----------------------------------------------------------
Tax Obligation (Limited)                                17%
-----------------------------------------------------------
Water and Sewer                                         16%
-----------------------------------------------------------
Housing (Multifamily)                                   15%
-----------------------------------------------------------
Consumer Staples                                         5%
-----------------------------------------------------------
Transportation                                           2%
-----------------------------------------------------------
Utilities                                                3%
-----------------------------------------------------------


                                     -----

                            NUVEEN MASSACHUSETTS
                          TAX-FREE MONEY MARKET FUND
                             PERFORMANCE OVERVIEW
                             AS OF AUGUST 31, 1998


-----------------------------------------------------------
 Portfolio Statistics
-----------------------------------------------------------
Inception Date                                        2/87
-----------------------------------------------------------
Net Assets ($000)                                  $39,544
-----------------------------------------------------------
Average Weighted Maturity (days)                        36
-----------------------------------------------------------

-----------------------------------------------------------
 Tax-Free Yields
-----------------------------------------------------------
SEC 7-Day Yield                                       2.72%
-----------------------------------------------------------
SEC 30-Day Yield                                      2.74%
-----------------------------------------------------------

-----------------------------------------------------------
 Taxable Equivalent
-----------------------------------------------------------
Federal and State Income Tax Rate                    39.30%
-----------------------------------------------------------
SEC 7-Day Yield                                       4.48%
-----------------------------------------------------------
SEC 30-Day Yield                                      4.51%
-----------------------------------------------------------

-----------------------------------------------------------
 Diversification (as a % of total investments)
-----------------------------------------------------------
Tax Obligation (General)                                27%
-----------------------------------------------------------
Education and Civic Organizations                       24%
-----------------------------------------------------------
Health Care                                             23%
-----------------------------------------------------------
Housing (Multi-family)                                  11%
-----------------------------------------------------------
Long Term Care                                           5%
-----------------------------------------------------------
Water and Sewer                                          5%
-----------------------------------------------------------
Utilities                                                3%
-----------------------------------------------------------
Tax Obligation (Limited)                                 2%
-----------------------------------------------------------


                               NUVEEN NEW YORK
                              TAX-FREE MONEY FUND
                             PERFORMANCE OVERVIEW
                             AS OF AUGUST 31, 1998


-----------------------------------------------------------
 Portfolio Statistics
-----------------------------------------------------------
Inception Date                                        2/87
-----------------------------------------------------------
Net Assets ($000)                                  $33,368
-----------------------------------------------------------
Average Weighted Maturity (days)                        25
-----------------------------------------------------------

-----------------------------------------------------------
 Tax-Free Yields
-----------------------------------------------------------
SEC 7-Day Yield                                       2.73%
-----------------------------------------------------------
SEC 30-Day Yield                                      2.67%
-----------------------------------------------------------

-----------------------------------------------------------
 Taxable Equivalent
-----------------------------------------------------------
Federal and State Income Tax Rate                    35.70%
-----------------------------------------------------------
SEC 7-Day Yield                                       4.25%
-----------------------------------------------------------
SEC 30-Day Yield                                      4.15%
-----------------------------------------------------------

-----------------------------------------------------------
Diversification (as a % of total investments)
-----------------------------------------------------------
Tax Obligation (General)                                23%
-----------------------------------------------------------
Education and Civic Organizations                       16%
-----------------------------------------------------------
Tax Obligation (Limited)                                12%
-----------------------------------------------------------
Utilities                                               12%
-----------------------------------------------------------
Consumer Cyclicals                                       8%
-----------------------------------------------------------
Long Term Care                                           6%
-----------------------------------------------------------
Financials                                               3%
-----------------------------------------------------------
Health Care                                              5%
-----------------------------------------------------------
Housing (Multifamily)                                    6%
-----------------------------------------------------------
Industrial (Other)                                       3%
-----------------------------------------------------------
Water and Sewer                                          6%
-----------------------------------------------------------


                                     -----

                        PORTFOLIO OF INVESTMENTS
                        NUVEEN TAX-FREE RESERVES, INC.
                        August 31, 1998

   PRINCIPAL                                                                                                          AMORTIZED
    AMOUNT      DESCRIPTION                                                                        RATINGS*                COST
-------------------------------------------------------------------------------------------------------------------------------
                ALABAMA -  0.6%

   $1,500,000   Citronelle Industrial Development Board, Tax Exempt Adjustable                      Aa-2             $1,500,000
                   Mode Refunding Pollution Control Revenue (AKZO Chemicals),
                   Variable Rate Demand Bonds, Series 1992, 3.450%, 2/01/04+
-------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 5.5%

    5,900,000   Maricopa County, Arizona, Pollution Control Corporation,                            A-1+              5,900,000
                   Pollution Control Revenue Refunding Bonds (Arizona Public
                   Service A-1+ 5,900,000 Company -Palo Verde Project), 1994
                   Series F, Variable Rate Demand Bonds, 3.350%, 5/01/29+

    8,000,000   Mesa Municipal Development Corporation, Special Tax Bonds -                       VMIG-1              8,000,000
                   Series 1985, Variable Rate Demand Bonds, 3.700%, 1/01/08+
-------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.4%

    3,000,000   California School Cash Reserve Program Authority, 1998 Pool                       VMIG-1              3,018,290
                   Bonds, Series A, Commercial Paper, 4.500%, 7/02/99

    3,000,000   Orange County Irvine Coast Assessment District #88-1, Variable                    VMIG-1              3,000,000
                   Rate Demand Bonds, 3.150%, 9/02/18+
-------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.2%

    5,000,000   Fort Morgan Water Works and Distribution Enterprise, Water                          A-1+              5,000,000
                   Revenue Bonds, Series 1997, Variable Rate Demand Bonds,
                   3.350%, 12/01/17+

    3,100,000   South Denver Metropolitan District, City and County of Denver,                    VMIG-1              3,100,000
                   Colorado, General Obligation Bonds, Series 1985, Variable Rate
                   Demand Bonds, 3.700%, 12/01/05+ (Optional put 11/30/98)
-------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.9%

    4,900,000   District of Columbia General Obligation Bonds, Series 1992A-2,                    VMIG-1              4,900,000
                   Variable Rate Demand Bonds, 3.450%, 10/01/07+
-------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.7%

    3,100,000   Pasco County Housing Finance Authority, Multi-Family Housing                      VMIG-1              3,100,000
                   Revenue Bonds (Carlton Arms of Magnolia Valley Project), Series
                   1985, Variable Rate Demand Bonds, 3.425%, 12/01/07+

    4,800,000   Sarasota County Public Hospital District, Sarasota Memorial                         A-1+              4,800,000
                   Hospital Project, Series S, Commercial Paper, 3.500%, 11/18/98

    4,000,000   Sunshine State Governmental Financing Communication, Commercial                   VMIG-1              4,000,000
                   Paper, 3.600%, 10/09/98
-------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.4%

      900,000   Department of Budget and Finance of the State of Hawaii, Special                     A-1                900,000
                   Purpose Floating Rate Demand Revenue Bonds
                   (Adventist Health System-West), Series 1984, Variable Rate
                   Demand Bonds, 3.900%, 9/01/99+
-------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.3%

    5,500,000   Illinois Health Facilities Authority, Series 1997 (Victory                        VMIG-1              5,500,000
                   Health Services), Variable Rate Demand Bonds, 3.550%,
                   2/15/16+

    7,000,000   Illinois Development Finance Authority, Pollution Control                            P-1              7,000,000
                   Revenue Bonds (Diamond-Star Motors Corporation Project),
                   Series 1985, Commercial Paper, 3.450%, 9/24/98

    2,500,000   Illinois Development Finance Authority, Radiological Society of                     A-1+              2,500,000
                   North America, Series 1997, Variable Rate Demand Bonds,
                   3.400%, 6/01/17+

    6,000,000   Illinois Educational Facilities Authority, Adjustable Demand                      VMIG-1              6,000,000
                   Revenue Bonds, Shedd Aquarium Society, Series 1987B,
                   Commercial Paper, 3.700%, 7/20/99 3,000,000

    3,000,000   City of Chicago, General Obligation 5,000,000 Notes, Series 1997,                  MIG-1              3,000,000
                   3.550%, 10/29/98

    5,000,000   City of Chicago, General Obligation 5,730,000 Notes, Series 1998,                  SP-1+              5,000,000
                   3.550%, 2/04/99

    5,730,000   City of Chicago, Variable Rate Demand Revenue Bonds, De La Salle                    A-1+              5,730,000
                   Institute Project, 3.350%, 4/01/27+

   10,700,000   Decatur (New South Water Treatment), 1985 Water Revenue Updates,                  VMIG-1             10,700,000
                   Commercial Paper, 4.200%, 9/11/98

                                    -----

                     PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                August 31, 1998

PRINCIPAL                                                                                                            AMORTIZED
  AMOUNT     DESCRIPTION                                                                                 RATINGS*        COST
-----------------------------------------------------------------------------------------------------------------------------------
             ILLINOIS (continued)

$2,100,000   City of Macomb, Illinois, Adjustable Rate Capital Improvement Revenue Bonds, Series 1996         N/R    $  2,100,000
               (Wesley Village Project), Variable Rate Demand Bonds, 3.450%, 8/01/17+

1,770,000    Village of Oak Park, Illinois, Variable Rate Demand Revenue Bonds                                N/R       1,770,000
               (Lone Tree Area Girl Scout Council, Inc. Project), Series 1997, 3.450%, 11/01/17+
-----------------------------------------------------------------------------------------------------------------------------------
             INDIANA - 2.0%
5,000,000    Washington Township Metropolitan School District of Marion County, General Obligation            N/R       5,007,324
               Temporary Loan Warrants, 1998 Second Series, 4.000%, 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
             IOWA - 1.1%

2,900,000    City of Eddyville, Iowa, Industrial Development Revenue Bonds (Heartland Lysine, Inc. Project),  N/R       2,900,000
               Series 1985, Variable Rate Demand Bonds, 3.550%, 11/01/03+
-----------------------------------------------------------------------------------------------------------------------------------
             KENTUCKY - 3.5%

9,005,000    Hancock County, Kentucky, Industrial Building Revenue Refunding Bonds                            N/R       9,005,000
               (Southwire Company Project), Series 1990, Variable Rate Demand Bonds, 3.450%, 7/01/10+
-----------------------------------------------------------------------------------------------------------------------------------
             LOUISIANA - 3.7%

8,000,000    Ascension Parish Pollution Control (BASF Wyandotte Corporation),                                 P-1       8,000,000
               Variable Rate Demand Bonds, 3.750%, 12/01/05+

1,410,000    Kentwood Industrial Development Refunding Revenue, Suntory Water Group Inc.,                     Aa-2      1,410,000
               Variable Rate Demand Bonds, 3.450%, 8/01/12+
-----------------------------------------------------------------------------------------------------------------------------------
             MICHIGAN - 6.4%

3,500,000    Michigan State Full Faith and Credit General Obligation Notes, 4.500%, 9/30/98                  MIG-1      3,502,300

7,100,000    Michigan Job Development Authority, Limited Obligation Revenue Bonds (Frankenmuth Bavarian        A-1      7,100,000
               Inn Motor Lodge Project), Series A, Variable Rate Demand Bonds, 3.900%, 9/01/15+

5,000,000    Detroit City School District, Wayne County, Michigan, State Aid School Notes,                    SP-1+     5,034,013
               Series 98, 4.500%, 7/01/99

735,000      The Economic Development Corporation of the City of Warren, MaComb County, Michigan,
               Floating Rate Limited Obligation Revenue Bonds (The Prince Company, Inc., Michigan Division
               Project, Series A, Variable Rate Demand Bonds, 3.800%, 11/01/99+                                 P-1       735,000
-----------------------------------------------------------------------------------------------------------------------------------
             MINNESOTA - 2.0%

5,125,000    City of Bloomington, Minnesota, Floating Rate Demand Commercial Revenue Bonds
               (James Avenue Associates Project), Series 1985, Variable Rate Demand Bonds, 3.300%, 12/01/15+   A-1+     5,125,000
-----------------------------------------------------------------------------------------------------------------------------------
             MISSOURI - 4.9%

4,600,000    Health and Educational Facilities Authority of the State of Missouri, Variable Rate Demand
               Revenue Bonds, Health Facilities Revenue Bonds (Bethesda Barclay),
               Series 1996A, 3.300%, 8/15/26+                                                                VMIG-1     4,600,000

8,000,000    State Environmental Improvement and Energy Resources Authority of the State of Missouri,
               Unit Priced Demand AdjustablePollution Control Revenue Bonds, Series 1985 A
               (Union Electric Company), Commercial Paper, 3.500%, 10/16/98                                  VMIG-1     8,000,000
-----------------------------------------------------------------------------------------------------------------------------------
             NEW HAMPSHIRE - 2.7%

6,800,000    New Hampshire Higher Educational and Health Facilities Authority, Hunt Community Issue,            A-1     6,800,000
               Series 1996 Variable Rate Demand Bonds, 3.400%, 5/01/26+
-----------------------------------------------------------------------------------------------------------------------------------
             NORTHCAROLINA - 1.2%

3,000,000    The Wake County Industrial Facilities and Pollution Control Financing Authority,                VMIG-1     3,000,000
               Pollution Control Refunding Bonds (Carolina Power and Light Company Project),
               Series 1985C, Commercial Paper, 3.300%, 9/07/98
-----------------------------------------------------------------------------------------------------------------------------------
             OHIO - 8.9%

2,555,000    Ohio School Districts, 1998 Cash Flow Borrowing Program, Certificates of Participation,          MIG-1     2,559,703
               Series A, 4.120%, 12/31/98

7,800,000    Centerville Health Care Revenue Bonds (Bethany Lutheran Village Continuing Care                 VMIG-1     7,800,000
               Facilities Expansion Project), Variable Rate Demand Bonds, 3.350%, 5/01/08+

                                     -----

   PRINCIPAL                                                                                                             AMORTIZED
     AMOUNT         DESCRIPTION                                                                          RATINGS*            COST
----------------------------------------------------------------------------------------------------------------------------------
                    OHIO (continued)

    $ 3,600,000     Cuyahoga County, University Hospital of Cleveland, Series 1985, Variable
                      Rate Demand Bonds, 3.900%, 1/01/16+                                                 VMIG-2        $3,600,000

      5,120,000     County of Erie, Ohio, Adjustable Rate Demand Health Care Facilities Revenue Bonds
                      (The Commons of Providence Project), Series 1996 B, Variable Rate Demand Bonds,
                      3.410%, 10/01/21+                                                                   VMIG-1         5,120,000

      3,570,000     County of Franklin, Ohio, Floating Rate Demand Hospital Financing Revenue Bonds,
                      Series 1993 (Traditions at Mill Run Project), Variable Rate Demand Bonds, 3.380%,
                      11/01/14+                                                                              N/R         3,570,000
----------------------------------------------------------------------------------------------------------------------------------
                    PENNSYLVANIA - 5.6%

      2,250,000     Butler County Industrial Development Authority (Pennsylvania), Industrial
                      Development Revenue Bonds (Wise Business Forms, Incorporated Project),
                      Variable Rate Demand Bonds, Series 1997, 3.360%, 8/01/18+                              N/R         2,250,000

      7,000,000     Dauphin County General Authority (Pennsylvania), Variable Rate Demand Revenue Bonds
                      (AllHealth Pooled Financing Program), Series A of 1997, 3.350%, 10/01/27+              A-1+        7,000,000

      5,000,000     Philadelphia Tax and Revenue Anticipation Notes, Series 1998-99A, 4.250%, 6/30/99      MIG-1         5,024,517
----------------------------------------------------------------------------------------------------------------------------------
                    TENNESSEE - 1.4%

      3,500,000     The Industrial Development Board of the County of Jackson, Tennessee, Variable Rate
                      Industrial Development Demand Revenue Bonds (Esselte Project), Series 1985B,
                      Variable Rate Demand Bonds, 3.450%, 8/01/15+                                           N/R         3,500,000
----------------------------------------------------------------------------------------------------------------------------------
                    TEXAS - 6.4%

      3,835,000     Austin Travis and Williamson Counties Combined Utilities Corporation, Commercial
                      Paper, 3.550%, 9/04/98                                                                 A-1+        3,835,000

      8,500,000     Brownsville Utility System, Commercial Paper, Series A, 3.500%, 11/13/98                 A-1+        8,500,000

      3,900,000     Sabine River Authority of Texas, Collateralized Pollution Control Revenue Refunding
                      Bonds (Texas Utilities Electric Company Project), Series 1996A,
                      Variable Rate Demand Bonds, 3.300%, 3/01/26+                                        VMIG-1         3,900,000
----------------------------------------------------------------------------------------------------------------------------------
                    UTAH - 3.6%

      3,500,000     Utah County Tax and Revenue Anticipation Notes, Series 1998, 4.000%, 12/31/98            N/R         3,505,810

      2,000,000     Davis County Tax and Revenue Anticipation Notes, Series 1998, 4.250%, 12/31/98           N/R         2,003,222

      3,550,000     West Valley City Industrial Development (Johnson Matthey Project), Variable Rate
                      Demand Bonds, 3.450%. 12/01/11+                                                        N/R         3,550,000

----------------------------------------------------------------------------------------------------------------------------------
                    VIRGINIA - 2.3%

      2,600,000     The Industrial Development Authority of the City of Norfolk, Floating Rate Industrial
                      Development Revenue Bonds (Norfolk-Virginia Beach-Portsmouth MSA Limited Partnership
                      Project), Variable Rate Demand Bonds, 5.525%, 11/01/04+                                N/R         2,600,000

      3,300,000     The Industrial Development Authority of the City of Richmond, Floating Rate Industrial
                      Development Revenue Bonds (Richmond MSA Limited Partnership Project),
                      Variable Rate Demand Bonds, 5.525%, 11/01/04+                                          N/R         3,300,000

----------------------------------------------------------------------------------------------------------------------------------
                    WASHINGTON - 1.8%

      4,700,000     Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds,
                      Series 1984 (Adventist Health System-West/Walla Walla General Hospital),
                      3.900%, 9/01/09+                                                                       A-1         4,700,000
----------------------------------------------------------------------------------------------------------------------------------
                    WISCONSIN - 3.5%

      6,000,000     Wisconsin Health and Educational Facilities Authority, Alexian Village of Milwaukee,
                      Inc. Refinancing, Series 1988A, Commercial Paper, 4.200%, 9/17/98                   VMIG-1         6,000,000

      3,000,000     Wisconsin Health and Educational Facilities Authority, Adjustable Rate Put Option
                      Revenue Bonds, Froedtert Memorial Lutheran Hospital, Variable Rate Demand Bonds,
                      3.300%, 4/01/27+                                                                       A-1         3,000,000
----------------------------------------------------------------------------------------------------------------------------------
   $251,955,000     Total Investments - 99.0%                                                                          252,055,179
----------------------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities - 1.0%                                                                 2,633,144
                    --------------------------------------------------------------------------------------------------------------
                    Net Assets - 100%                                                                                 $254,688,323
                    --------------------------------------------------------------------------------------------------------------

                    * Ratings: Using the higher of Standard & Poor's or Moody's rating.

                         N/R  Investment is not rated.

                    + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying  notes to financial statements.

                                     -----

                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                     NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND August 31, 1998

    PRINCIPAL                                                                                                            AMORTIZED
       AMOUNT   DESCRIPTION                                                                             RATINGS*            COST
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7%

 $  7,000,000   San Dimas Industrial Development Bonds (Bausch & Lomb Incorporated), Variable Rate
                     Demand Bonds, 3.550%, 12/01/15+N/R                                                                $ 7,000,000
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 17.1%

    3,800,000   California Health Facilities Financing Authority, Insured Revenue Bonds (Sutter/CHS),          VMIG-1    3,800,000
                    Variable Rate Demand Bonds, 3.150%, 7/01/22+

    5,000,000   California Health Facilities Financing Authority,  Refunding Revenue Bonds (St. Joseph         VMIG-1    5,000,000
                    Health System), Series 1985B, Variable Rate Demand Bonds, 3.150%, 7/01/13+

    3,700,000   California Statewide Community Development Authority, Certificates of Participation            VMIG-1    3,700,000
                    (Sutter Health Obligation Group), Variable Rate Demand Bonds, 3.350%, 7/01/15+

    5,000,000   Tri-Modal, Variable Rate, Revenue Refunding Certificates of Participation (House Ear             A-1+    5,000,000
                    Institute), 1993 Series A, Variable Rate Demand Bonds, 3.150%, 12/01/18+

    5,000,000   Torrance Hospital (Little Company of Mary Hospital - Torrance Memorial Hospital), Variable       A-1+    5,000,000
                    Rate Demand Bonds, 2.700%, 2/01/22+

    3,000,000   Washington Township Hospital District, 1984 Issue A, Variable Rate Demand Bonds, 3.500%,       VMIG-2    3,000,000
                    1/01/16+
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.1%

    2,740,000   Chico Multifamily Housing (Sycamore Glen Project), Variable Rate Refunding Bonds, Series          N/R    2,740,000

                    1995, Variable Rate Demand Bonds, 3.600%, 4/07/14+

    3,000,000   Hayward Housing Authority, Multifamily Mortgage Revenue Refunding, Series 1993A (Huntwood         A-2    3,000,000
                    Terrace), Variable Rate Demand Bonds, 4.200%, 3/01/27+

    4,000,000   Los Angeles Community Redevelopment Agency (South Park Apartments), Variable Rate Demand       VMIG-2    4,000,000
                    Bonds, 3.400%, 12/01/05+

    4,696,000   City of Los Angeles (Studio Colony Project), Variable Rate Demand Bonds, Multifamily Housing   VMIG-2    4,696,000
                    Revenue, 3.500%, 5/01/07+

    5,500,000   County of Los Angeles, Variable Rate Demand Bonds, Multifamily Mortgage Revenue, 1984 Issue      A-1+    5,500,000
                    A, 2.500%, 7/01/14+

    1,150,000   San Bernardino Multifamily Housing (Castle Park Apartments), Variable Rate Demand Bonds,       VMIG-1    1,150,000
                    3.550%, 11/01/05+
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.7%

    3,000,000   California School Cash Reserve Program Authority, 1998 Pool Bonds, Series A, 4.500%,            MIG-1    3,018,290
                    7/02/99

    4,665,000   California Statewide Community Development Authority, 1997 Tax and Revenue Anticipation         MIG-1    4,668,827
                    Notes, 4.750%, 9/30/98

    3,000,000   County of Alameda, California, 1998 and 1999 Tax and Revenue Anticipation Notes, 4.500%,        MIG-1    3,023,126
                    7/07/99

    2,700,000   Elk Grove Unified School District, Sacramento County, California, 1998 Tax and Revenue          SP-1+    2,719,399
                    Anticipation Notes, 4.500%, 6/30/99

    2,000,000   Riverside County School Financing Authority, 1997-98 Revenue Anticipation Notes, School         MIG-1    2,001,386
                    Districts Financing Program, 4.500%, 10/01/98

    5,000,000   Sacramento City Financing Authority, Bond Anticipation Notes, State of California,              MIG-1    5,000,000
                    California EPA Building, 1998 Series A, 3.550%, 12/15/98

    4,000,000   Sacramento County, 1997 Tax and Revenue Anticipation Notes,  4.500%, 9/30/98                    MIG-1    4,002,213

    4,401,000   San Diego County, Teeter Obligation Tax-Exempt Commercial Paper, Series B-1, 3.250%,              P-1    4,401,000
                    10/30/98

    5,000,000   South Coast Local Education Agencies, Pooled Tax and Revenue Anticipation Notes, Series         SP-1+   5,037,128
                    1998A, 4.500%, 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 15.7%

    5,000,000   Los Angeles County Metropolitan Transportation Authority, Second Subordinate Sales Tax            A-1   5,000,000

                    Revenue, Commercial Paper, 2.900%, 9/04/98

    5,000,000   Los Angeles County, Capital Assets Leasing Corporation, Lease Revenue, Tax-Exempt Commercial     A-1+   5,000,000
                    Tax Obligation/Limited (continued)


                                     -----

    PRINCIPAL                                                                                                           AMORTIZED
     AMOUNT     DESCRIPTION                                                                             RATINGS*           COST
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

   $1,900,000   Oakland, California, Certificates of Participation Capital Improvement Project,            N/R         $  1,900,000
                    Variable Rate  Demand Bonds, 3.050%, 12/01/15+

    1,000,000   Orange County, Irvine Coast Assessment District #88-1, Variable Rate Demand Bonds,      VMIG-1            1,000,000
                    3.150%, 9/02/18+

    2,500,000   Riverside County, Teeter Obligation Tax-Exempt Commercial Paper, Series B, 3.050%,        A-1+            2,500,000
                    10/08/98

    8,000,000   San Joaquin County Transportation Authority, Sales Tax Revenue, Commercial Paper          A-1+            8,000,000
                    (Limited Tax Bonds), 3.300%, 10/07/98
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 2.1%

    3,065,000   San Francisco Airport Commission, San Francisco International Airport, Subordinate        A-1+            3,065,000
                    Commercial Paper, Series B, 3.200%, 9/03/98

------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 3.4%

    5,000,000   Sacramento Municipal Utility District, Commercial Paper, 2.850%, 9/04/98                VMIG-1            5,000,000
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 15.2%

    4,500,000   Hillsborough Certificates of Participation, Water and Sewer System Project, Series         A-1            4,500,000
                    1995A, Variable Rate Demand Bonds,  3.900%, 6/01/15+

    1,900,000   Los Angeles Wastewater System, Commercial Paper, 3.200%, 11/10/98                       VMIG-1            1,900,000

    6,400,000   Monterey County Financing Authority (Reclamation and Distribution Project), Series      VMIG-2            6,400,000
                    1995A, Variable Rate Demand Bonds, 3.750%, 9/01/36+

    4,050,000   San Diego County, Rincon Del Diablo Municipal Water District, Rincon Public Facilities  VMIG-2            4,050,000

                    Corporation, Commercial Paper, 5.000%,11/01/98

    5,800,000   Santa Paula Financing Authority, Lease Revenue Bonds, Series 1996, Water System            A-2            5,800,000
                    Acquisition Project, Variable Rate Demand Bonds, 4.050%, 2/01/26+

------------------------------------------------------------------------------------------------------------------------------------

 $141,467,000   Total Investments - 95.0%                                                                               141,572,369
------------------------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 5.0%                                                                       7,389,710

                --------------------------------------------------------------------------------------------------------------------

                Net Assets - 100%                                                                                      $ 148,962,079

                --------------------------------------------------------------------------------------------------------------------

                * Ratings: Using the higher of Standard & Poor's or Moody's rating.

                N/R Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                     ----

                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                     NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND August 31, 1998

   PRINCIPAL                                                                                                            AMORTIZED
     AMOUNT         DESCRIPTION                                                                          RATINGS*            COST
----------------------------------------------------------------------------------------------------------------------------------
                    EDUCATION AND CIVIC ORGANIZATIONS - 24.2%

    $ 1,075,000     Massachusetts Health and Educational Facilities Authority (Harvard University),
                      Variable Rate Demand Bonds, 3.100% 8/01/17+                                        VMIG-1         $1,075,000

      1,100,000     Massachusetts Health and Educational Facilities Authority (Wellesley College),
                      Series E, Variable Rate Demand Bonds, 3.000%, 7/01/22+                             VMIG-1          1,100,000

      1,700,000     Massachusetts Health and Educational Facilities Authority, Amherst College
                      Issue, Series F, Variable Rate Demand Bonds, 3.020%, 11/01/26+                     VMIG-1          1,700,000

      1,700,000     Massachusetts Industrial Finance Agency (Showa Women's Institute Boston,
                      Inc. - 1994 Project), Variable Rate Demand Bonds, 3.250%, 3/15/04+                 VMIG-1          1,700,000

      1,000,000     Massachusetts Industrial Finance Agency (Emerson College Issue), Series
                      1995, Variable Rate Demand Bonds, 3.150%, 1/01/15+                                    N/R          1,000,000

      1,000,000     Massachusetts Industrial Finance Agency, Variable Rate Demand Bonds
                    (Massachusetts Society for the Prevention of Cruelty to Animals Issue -
                       Series 1997), 3.200%, 8/01/27+                                                       A-1          1,000,000

      1,000,000     Massachusetts Industrial Finance Agency, Variable Rate Demand Revenue Bonds
                      (Gordon College Issue), Series 1997, 3.150%, 12/01/27+                                A-1+         1,000,000

      1,000,000     Massachusetts Industrial Finance Agency, Variable Rate Demand Bonds (Eastern
                      Nazarene College Issue), Series 1997, 3.150%, 10/01/27+                               A-1+         1,000,000
----------------------------------------------------------------------------------------------------------------------------------
                    HEALTH CARE - 22.8%

      1,500,000     Massachusetts Health and Educational Facilities Authority, Variable Rate Demand
                      Bond, Capital Asset Program Issue, Series A, 3.150%, 1/01/01+                      VMIG-1          1,500,000

      1,100,000     Massachusetts Health and Educational Facilities Authority, Series G-1, Capital
                      Asset Program, Variable Rate Demand Bonds, 3.000%, 1/01/19+                        VMIG-1          1,100,000

      2,000,000     Massachusetts Health and Educational Facilities Authority, Capital Asset
                      Program, Variable Rate Demand Bonds, 3.200%, 1/01/35+                              VMIG-1          2,000,000

      1,500,000     Massachusetts Health and Educational Facilities Authority (Brinham and
                      Women's Hospital), Variable Rate Demand Bonds, 3.050%, 7/01/17+                    VMIG-1          1,500,000

      1,000,000     Massachusetts Health and Educational Facilities Authority, Variable Rate
                      Demand Bonds, Newton-Wellesley Hospital Issue, Series F, 3.020%, 7/01/25+             A-1+         1,000,000

      1,900,000     Massachusetts Health and Educational Facilities Authority, Variable Rate Demand
                      Bonds, Partners Healthcare System, Series P, 3.150%, 7/01/27+                      VMIG-1          1,900,000
----------------------------------------------------------------------------------------------------------------------------------
                    HOUSING/MULTI-FAMILY - 11.1%

      2,000,000     Massachusetts Housing Finance Agency, Multifamily Refunding Revenue Bonds, 1995
                      Series A (Harbor Point), Variable Rate Demand Bonds, 3.100%, 12/01/25+             VMIG-1          2,000,000

      1,375,000     Massachusetts Industrial Finance Agency, Chestnut House Apartments (FHA
                      Insurance), Variable Rate Demand Bonds, 3.300%, 8/01/26+                              A-2          1,375,000

      1,000,000     Massachusetts Industrial Finance Agency (Lower Mills Associates, LP), Series
                      1995, Variable Rate Demand Bonds, 3.150%, 12/01/20+                                   N/R          1,000,000
----------------------------------------------------------------------------------------------------------------------------------
                    LONG TERM CARE - 4.8%

      1,900,000     Massachusetts Industrial Finance Agency (Goddard House - Series 1995), Variable
                      Rate Demand Bonds, 3.100%, 11/01/25+                                                  A-1          1,900,000
----------------------------------------------------------------------------------------------------------------------------------
                    TAX OBLIGATION/GENERAL - 26.6%

      1,200,000     Massachusetts Bay Transportation Authority, Commercial Paper, Series C,
                      3.450%, 10/22/98                                                                      A-1+         1,200,000

      1,000,000     Massachusetts Bay Transportation Authority, General Transportation, Series 1984A,
                      Commercial Paper, 3.500%, 3/01/99 (WI)                                             VMIG-1          1,000,000

                                 See accompanying notes to financial statements.

                                     ----

   PRINCIPAL                                                                                                            AMORTIZED
     AMOUNT         DESCRIPTION                                                                          RATINGS*            COST
----------------------------------------------------------------------------------------------------------------------------------
                    TAX OBLIGATION/GENERAL (continued)

    $ 1,000,000     Town of Barnstable, Massachusetts, Bond Anticipation Notes, 4.250%, 10/23/98            N/R        $ 1,000,548

      1,000,000     Farmingham General Obligation Unlimited Tax Note, 4.000%, 2/05/99                       N/R          1,001,535

      1,180,000     Frontier Regional School District, General Obligation Notes, 4.000%, 6/15/99            Aaa          1,182,251

      1,500,000     Town of Holliston, Massachusetts, Bonds Anticipation Notes, 4.000%, 9/23/98             N/R          1,500,311

      1,645,000     City of Northampton, Massachusetts, General Obligation Notes, 4.000%, 12/22/98          N/R          1,646,955

      1,000,000     Town of Weston, Massachusetts, Bond Anticipation Notes, 4.000%, 9/30/98                 N/R          1,000,232

      1,000,000     Town of Weymouth, Massachusetts, Bond Anticipation Notes, 4.125%, 11/05/98              N/R          1,000,506
----------------------------------------------------------------------------------------------------------------------------------
                    TAX OBLIGATION/LIMITED - 2.5%

      1,000,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds,
                      Series A, Variable Rate Demand Bonds, 2.750%, 7/01/28+                             VMIG-1          1,000,000
----------------------------------------------------------------------------------------------------------------------------------
                    UTILITIES - 2.5%

      1,000,000     Massachusetts Municipal Wholesale Electric Company, Series A, Commercial Paper,
                      3.600%, 9/08/98                                                                       A-1          1,000,000
----------------------------------------------------------------------------------------------------------------------------------
                    WATER AND SEWER - 4.8%

      1,900,000     Massachusetts Water Resources Authority, Series 1994, Commercial Paper, 3.400%,
                      11/05/98                                                                              A-1+         1,900,000
----------------------------------------------------------------------------------------------------------------------------------
    $39,275,000     Total Investments - 99.3%                                                                           39,282,338
----------------------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities - 0.7%                                                                   261,634
                    --------------------------------------------------------------------------------------------------------------
                    Net Assets - 100%                                                                                  $39,543,972
                    --------------------------------------------------------------------------------------------------------------

*    Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R  Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(WI) Security purchased on a when-issued basis (note 1).

                                 See accompanying notes to financial statements.

                                     ----

                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                     NUVEEN NEW YORK TAX-FREE MONEY MARKET FUND
                     August 31, 1998

    PRINCIPAL                                                                                                       AMORTIZED
       AMOUNT   DESCRIPTION                                                                        RATINGS*              COST
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER CYLICAL - 7.8%

$   1,100,000   New York State Environmental Facility Corporation, Series 1987A, Revenue
                  Refunding Bonds (General Electric), Variable Rate Demand Bonds, 3.450%, 7/01/19+      A-1+       $ 1,100,000

    1,000,000   Dutchess County Industrial Development Agency, Industrial Development Revenue
                  Bonds (Toys "R" Us-NYTEX Inc. Facility), Series 1984, Variable Rate Demand Bonds,     A-1          1,000,000
                  3.325%, 11/01/19+

      500,000   Yonkers Industrial Development Agency, Series 1989, Civic Facility Revenue Bonds,
                  Variable Rate Demand Bonds, 3.000%, 7/01/19+                                       VMIG-1            500,000
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.2%

    1,400,000   Dormitory Authority of the State of New York, New York Founding Charitable
                  Corporation, Series 1997, Variable Rate Demand Bonds, 3.000%, 7/01/12+             VMIG-1          1,400,000


    1,000,000   New York State Housing Finance Agency, Series 1984-A (Mt. Sinai School of Medicine),
                  Variable Rate Demand Bonds, 2.800%, 11/01/14+                                      VMIG-1          1,000,000


    1,500,000   New York City Trust for Cultural Resources (Guggenheim Foundation), Variable Rate
                  Demand Bonds, 3.200%, 12/01/15+                                                    VMIG-1          1,500,000

    1,500,000   Syracuse Industrial Development Agency, Multi-Modal Interchangable Rate Revenue
                  Bonds, Civic Facility (Syracuse University), 3.200%, 3/01/23+                      VMIG-1          1,500,000

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS - 3.0%

    1,000,000   New York City Industrial Development Agency, Refunding Revenue (LaGuardia
                  Associates Project), Variable Rate Demand Bonds, 2.900%, 12/01/15+                    A-1+         1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 5.4%

      900,000   New York State Dormitory Authority, Sloan Kettering Cancer Center Revenue Bonds,
                  Series 1989A, Commercial Paper, 3.550%, 10/13/98                                      A-1+           900,000

      900,000   New York State Medical Care Facilities Finance Agency (Lenox Hill Hospital),
                  Variable Rate Demand Bonds, 3.000%, 11/01/08+                                      VMIG-1            900,000
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.2%

    1,400,000   New York State Housing Finance Agency (Normandie Court), Variable Rate Demand Bonds,
                  3.150%, 5/15/15+                                                                   VMIG-1          1,400,000

      370,000   New York City Housing Development Corporation (Parkgate Tower), Variable Rate
                  Demand Bonds, 3.150%, 12/01/07+                                                       A-1+           370,000

      300,000   New York City Housing Development Corporation (Columbus Gardens Project), Variable
                  Rate Demand Bonds, 3.050%, 2/01/07+                                                   A-1+           300,000
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL/OTHER - 3.0%

    1,000,000   Guilderland Industrial Development Agency, Series 1993A (Northeastern Industrial
                  Park Project), Variable Rate Demand Bonds, 3.000%, 12/01/08+                          P-1          1,000,000

------------------------------------------------------------------------------------------------------------------------------------
                LONG TERM CARE - 5.7%

    1,100,000   New York State Dormitory Authority (St. Francis Center at the Knolls, Inc.),
                  Variable Rate Demand Bonds, 3.450%, 7/01/23+                                       VMIG-1          1,100,000

      800,000   New York State Dormitory Authority, Series 1995 (Beverwyck Inc), Variable Rate
                  Demand Bonds, 2.950%, 7/01/25+                                                     VMIG-1            800,000
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATIONS/GENERAL - 23.8%

    1,000,000   New York State General Obligation Bonds, Series 1997A, New York State Environmental
                  Quarterly, Commercial Paper, 3.350%, 11/20/98                                         A-1+         1,000,000

    1,000,000   Brockport Central School District, Bond Anticipation Notes, Series 1988, 4.000%,
                  3/30/99                                                                               N/R          1,002,220

    1,000,000   County of Erie, New York, General Obligation Notes, Refunding Serial Bonds, Series
                  1997B, 4.500%, 10/29/98                                                               N/R          1,001,040

    1,000,000   New York City General Obligation Bonds, Variable Rate Demand Bonds, 3.000%,
                  2/01/21+                                                                           VMIG-1          1,000,000

      600,000   New York City General Obligation Bonds, Adjustable Rate Bonds, Fiscal 1994 Series
                B-4, 3.750%, 8/15/21+                                                                VMIG-1            600,000

                                     ----
                                      12

    PRINCIPAL                                                                                                       AMORTIZED
       AMOUNT   DESCRIPTION                                                                        RATINGS*              COST
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATIONS/GENERAL (CONTINUED)

$   1,100,000  New York City General Obligation Bonds, Fiscal 1995 Series B, Variable Rate
               Demand Bonds, 3.250%, 8/15/22+                                                        VMIG-1       $ 1,100,000

    1,250,000  Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Series 1985,
               Variable Rate Demand Bonds, 2.500%, 12/01/15+                                         VMIG-1         1,250,000


    1,000,000  South Huntington Union Free School District, Suffolk County, New York, Tax
               Anticipation Notes, Series 1998-99, 3.900%, 6/30/99                                    MIG-1         1,002,300
------------------------------------------------------------------------------------------------------------------------------------

               TAX OBLIGATIONS/LIMITED - 12.1%

    1,400,000  New York Local Government Assistance Corporation, Series 1995E, Variable Rate
               Demand Bonds, 3.000%, 4/01/25+                                                        VMIG-1         1,400,000

      640,000  New York State Job Development Authority, Series 1984E, Variable Rate Demand Bonds,
               3.300%, 3/01/99                                                                       VMIG-1           640,000

    1,000,000  Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds,
               Series A, Variable Rate Demand Bonds, 2.750%, 7/01/28+                                VMIG-1         1,000,000

    1,000,000  Triborough Bridge and Tunnel Authority, Special Obligation, Variable Rate Demand
               Bonds, Series 1994 (1994 Resolution), 2.800%, 1/01/24+                                 MIG-1         1,000,000
------------------------------------------------------------------------------------------------------------------------------------

               UTILITIES - 12.0%

    1,000,000  New York State Energy Research and Development Authority, Pollution Control Revenue      P-1         1,000,000
               (Central Hudson Gas and Electric Corporation), Variable Rate Demand Bonds, 3.000%,
               11/01/20+

    1,500,000  New York State Energy Research and Development Authority, Pollution Control
               (Niagara Mohawk Power Corporation), Variable Rate Demand Bonds, 3.200%, 3/01/27+         P-1         1,500,000


    1,500,000  Long Island Power Authority, New York, Electric System Revenue Bonds, Sub Series 6,
               Variable Rate Demand Bonds,  3.300%, 5/01/33+                                         VMIG-1         1,500,000
------------------------------------------------------------------------------------------------------------------------------------

               WATER AND SEWER - 6.0%

    1,000,000  New York City Municipal Water Finance Authority, Water and Sewer System Revenue
               Bonds, Fiscal 1996 Series A, Variable Rate Demand Bonds, 3.750%, 6/15/25+             VMIG-1         1,000,000


    1,000,000  New York City Municipal Water Finance Authority, New York City, Series 3, Commercial
               Paper, 3.500%, 9/04/98                                                                  A-1+         1,000,000
------------------------------------------------------------------------------------------------------------------------------------

$  33,760,000  Total Investments - 101.2%                                                                          33,765,560
------------------------------------------------------------------------------------------------------------------------------------

               Other Assets Less Liabilities - (1.2%)                                                                (397,598)
               ---------------------------------------------------------------------------------------------------------------------

               Net Assets - 100%                                                                                 $ 33,367,962
               =====================================================================================================================

*    Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R  Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                     ----

                      STATEMENT OF NET ASSETS (UNAUDITED)
                      August 31, 1998

                                                               RESERVES           CALIFORNIA       MASSACHUSETTS         NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in short-term municipal securities, at
 amortized cost, which approximates market value (note 1)    $ 252,055,179      $ 141,572,369     $ 39,282,338         $ 33,765,560
Cash                                                               804,302            790,349          206,286                   --
Receivables:
   Interest                                                      1,359,859          1,086,412          280,987              152,511
   Investments sold                                              1,300,000          6,000,000        1,000,000              400,000
Other assets                                                         6,156              5,448            1,554                1,320
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                255,525,496        149,454,578       40,771,165           34,319,391
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          --                 --               --              417,262
Payable for investments purchased                                       --                 --        1,000,000              400,000
Accrued expenses:
   Management fees (note 4)                                         93,518             50,961            7,700                7,914
   12b-1 fees (note 4)                                              16,457              8,418           21,915                1,027
   Other                                                           109,907             37,530          101,561               49,913
Dividends payable                                                  617,291            395,590           96,017               75,313
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                               837,173            492,499        1,227,193              951,429
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)         $ 254,688,323      $ 148,962,079     $ 39,543,972         $ 33,367,962
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding:
   Service Plan series                                                  --         81,376,011        5,421,762            1,413,535
   Distribution Plan series                                             --         57,146,716       29,996,906           31,937,760
   Institutional series                                                 --         10,439,352        4,125,304               16,667
------------------------------------------------------------------------------------------------------------------------------------
Total shares outstanding                                       254,688,323        148,962,079       39,543,972           33,367,962
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   (net assets divided by shares outstanding)                $        1.00      $        1.00     $       1.00         $       1.00
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                     -----

                      STATEMENT OF OPERATIONS (UNAUDITED)
                      Six Months Ended August 31, 1998

                                                                      RESERVES
-------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1)                                          $ 4,837,093
-------------------------------------------------------------------------------
EXPENSES
Management fees (note 4)                                                650,176
12b-1 fees (note 4)                                                      52,877
Shareholders' servicing agent fees and expenses                         205,685
Custodian's fees and expenses                                            29,438
Directors' fees and expenses (note 4)                                     3,350
Professional fees                                                         1,939
Shareholders' reports - printing and mailing expenses                    46,925
Federal and state registration fees                                      17,189
Other expenses                                                           12,590
-------------------------------------------------------------------------------
Total expenses before expense reimbursement                           1,020,169
   Expense reimbursement (note 4)                                       (44,904)
-------------------------------------------------------------------------------
Net expenses                                                            975,265
Net investment income                                                 3,861,828
Net gain from investment transactions (notes 1 and 2)                        --
-------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 3,861,828
===============================================================================


                                                                                            CALIFORNIA
------------------------------------------------------------------------------------------------------------------------------------

                                                           SERVICE PLAN    DISTRIBUTION PLAN       INSTITUTIONAL
                                                                 SERIES               SERIES              SERIES              TOTAL
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1)                                  $ 1,689,025          $ 1,028,936           $ 651,120        $ 3,369,081
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees (note 4)                                        188,968              115,533              73,439            377,940
12b-1 fees (note 4)                                              46,626                3,613                  --             50,239
Shareholders' servicing agent fees and expenses                   1,022               28,949                 109             30,080
Custodian's fees and expenses                                    13,184                8,053               2,736             23,973
Directors' fees and expenses (note 4)                             1,240                  755                 368              2,363
Professional fees                                                 4,217                2,573               1,320              8,110
Shareholders' reports - printing and mailing expenses            12,932               23,022                  57             36,011
Federal and state registration fees                               2,300                   --                  --              2,300
Other expenses                                                    6,326                3,805               1,645             11,776
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                     276,815              186,303              79,674            542,792
   Expense reimbursement (note 4)                               (16,984)             (27,445)                 --            (44,429)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                    259,831              158,858              79,674            498,363
Net investment income                                         1,429,194              870,078             571,446          2,870,718
Net gain from investment transactions (notes 1 and 2)                --                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $ 1,429,194          $   870,078           $ 571,446        $ 2,870,718
------------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                                     -----

                Six Months Ended August 31, 1998


                                                                                          MASSACHUSETTS
----------------------------------------------------------------------------------------------------------------------------------
                                                           SERVICE PLAN    DISTRIBUTION PLAN     INSTITUTIONAL
                                                                 SERIES               SERIES            SERIES               TOTAL
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1)                                    $ 101,531            $ 515,667            $ 69,301         $ 686,499
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees (note 4)                                         11,570               59,129               7,985            78,684
12b-1 fees (note 4)                                               3,966               12,877                  --            16,843
Shareholders' servicing agent fees and expenses                     284               15,795               1,317            17,396
Custodian's fees and expenses                                     3,077               14,469               1,989            19,535
Directors' fees and expenses (note 4)                                58                  406                  51               515
Professional fees                                                   821                4,146                 601             5,568
Shareholders' reports - printing and mailing expenses               630               16,727                   3            17,360
Federal and state registration fees                                 950                1,375               1,800             4,125
Other expenses                                                      293                1,466                 205             1,964
----------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                      21,649              126,390              13,951           161,990
   Expense reimbursement (note 4)                                (5,742)             (45,086)             (2,972)          (53,800)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                     15,907               81,304              10,979           108,190
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            85,624              434,363              58,322           578,309
Net gain from investment transactions (notes 1 and 2)                --                   --                  --                --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    $  85,624            $ 434,363            $ 58,322         $ 578,309
==================================================================================================================================


                                                                                             NEW YORK
---------------------------------------------------------------------------------------------------------------------------------
                                                           SERVICE PLAN    DISTRIBUTION PLAN     INSTITUTIONAL
                                                                 SERIES               SERIES            SERIES              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1)                                    $ 24,752            $ 507,326               $ 291         $ 532,369
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees (note 4)                                         2,856               58,696                  33            61,585
12b-1 fees (note 4)                                              1,570                2,883                  --             4,453
Shareholders' servicing agent fees and expenses                    389               22,969                  26            23,384
Custodian's fees and expenses                                      338                6,329                   4             6,671
Directors' fees and expenses (note 4)                               67                1,347                   1             1,415
Shareholders' reports - printing and mailing expenses              490               10,348                  22            10,860
Federal and state registration fees                                426                   48                  --               474
Other expenses                                                      46                  933                  --               979
---------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                      6,182              103,553                  86           109,821
   Expense reimbursement (note 4)                               (2,257)             (22,843)                (41)          (25,141)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                     3,925               80,710                  45            84,680
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           20,827              426,616                 246           447,689
Net gain from investment transactions (notes 1 and 2)               --                   --                  --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    $ 20,827            $ 426,616               $ 246         $ 447,689
=================================================================================================================================

                                 See accompanying notes to financial statements.

                                     -----

                STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                              RESERVES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SIX MONTHS ENDED           YEAR ENDED
                                                                                                      8/31/98              2/28/98
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                           $   3,861,828         $  8,301,248
Net realized gain from investment transactions (notes 1 and 2)                                             --                   --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                          3,861,828             8,301,248
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                                             (3,861,828)           (8,301,248)
------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                                                   79,019,107           175,436,062
Net proceeds from shares issued to shareholders due to reinvestment of distributions                3,601,683             7,880,661
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   82,620,790           183,316,723
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                           (98,655,304)         (216,681,366)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                                     (16,034,514)          (33,364,643)
Net assets at the beginning of period                                                             270,722,837           304,087,480
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at the end of period                                                                $ 254,688,323         $ 270,722,837
------------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                                     -----
                                      17

                                                                                              CALIFORNIA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS ENDED 8/31/98
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SERVICE PLAN     DISTRIBUTION PLAN    INSTITUTIONAL
                                                                       SERIES                SERIES           SERIES          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                           $   1,429,194     $     870,078        $     571,446   $  2,870,718
Net realized gain from investment transactions (notes 1 and 2)             --                --                   --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          1,429,194           870,078              571,446      2,870,718
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                             (1,429,194)         (870,078)            (571,446)    (2,870,718)
------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE TRANSACTIONS
   (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                  119,575,952        25,297,092           82,688,933    227,561,977
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                             1,349,912           760,863              298,129      2,408,904
------------------------------------------------------------------------------------------------------------------------------------
                                                                  120,925,864        26,057,955           82,987,062    229,970,881
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                          (126,465,450)      (23,700,192)         (91,338,602)  (241,504,244)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (5,539,586)        2,357,763           (8,351,540)   (11,533,363)
Net assets at the beginning of period                              86,915,597        54,788,953           18,790,892    160,495,442
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                 $  81,376,011     $  57,146,716        $  10,439,352   $148,962,079
------------------------------------------------------------------------------------------------------------------------------------



                                                                                              CALIFORNIA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED 8/31/98
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SERVICE PLAN     DISTRIBUTION PLAN    INSTITUTIONAL
                                                                       SERIES                SERIES           SERIES          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                           $   2,435,939      $  1,676,605         $    758,859   $  4,871,403
Net realized gain from investment transactions (notes 1 and 2)             --                --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          2,435,939         1,676,605              758,859      4,871,403
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                             (2,435,939)       (1,676,605)            (758,859)    (4,871,403)

------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                  161,050,966        31,802,629          101,301,804    294,155,399
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                              2,277,888         1,512,816                   18      3,790,722
------------------------------------------------------------------------------------------------------------------------------------
                                                                  163,328,854        33,315,445          101,301,822    297,946,121
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                          (171,719,687)      (36,016,099)        (115,353,497)  (323,089,283)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (8,390,833)       (2,700,654)         (14,051,675)   (25,143,162)
Net assets at the beginning of year                                95,306,430        57,489,607           32,842,567    185,638,604
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                   $  86,915,597      $ 54,788,953         $ 18,790,892   $160,495,442
------------------------------------------------------------------------------------------------------------------------------------

                                    See accompanying notes financial statements.

                                    -----
                                     18

                                                                                          MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED 8/31/98
------------------------------------------------------------------------------------------------------------------------------------


                                                           SERVICE PLAN    DISTRIBUTION PLAN      INSTITUTIONAL
                                                                 SERIES               SERIES             SERIES        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                        $   85,624          $   434,363          $   58,322       $  578,309
Net realized gain from investment transactions (notes 1
  and 2)                                                             --                   --                  --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       85,624              434,363              58,322          578,309
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                          (85,624)            (434,363)            (58,322)        (578,309)
------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE TRANSACTIONS
   (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                              2,585,631           19,186,525           3,037,212       24,809,368
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                          84,702              406,518               6,273          497,493
------------------------------------------------------------------------------------------------------------------------------------
                                                              2,670,333           19,593,043           3,043,485       25,306,861
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                      (3,334,025)         (15,516,354)         (4,495,808)     (23,346,187)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share
   transactions                                                (663,692)           4,076,689          (1,452,323)       1,960,674
Net assets at the beginning of period                         6,085,454           25,920,217           5,577,627       37,583,298
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                              $5,421,762          $29,996,906          $4,125,304      $39,543,972
------------------------------------------------------------------------------------------------------------------------------------


                                                                                          MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED 2/28/98
------------------------------------------------------------------------------------------------------------------------------------
                                                           SERVICE PLAN    DISTRIBUTION PLAN      INSTITUTIONAL
                                                                 SERIES               SERIES             SERIES        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $    251,426          $   826,655          $  142,493       $ 1,220,574
Net realized gain from investment transactions (notes 1
   and 2)                                                            --                   --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      251,426              826,655             142,493         1,220,574
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                         (251,426)            (826,655)           (142,493)       (1,220,574)
------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE TRANSACTIONS
   (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                             11,631,756           20,106,738           11,348,896       43,087,390
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                         252,889              812,123               21,738        1,086,750
------------------------------------------------------------------------------------------------------------------------------------
                                                             11,884,645           20,918,861           11,370,634       44,174,140
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                     (15,763,455)         (22,081,518)          (9,770,347)     (47,615,320)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share
   transactions                                              (3,878,810)          (1,162,657)           1,600,287       (3,441,180)
Net assets at the beginning of year                           9,964,264           27,082,874            3,977,340       41,024,478
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $  6,085,454          $25,920,217           $5,577,627      $37,583,298
------------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.
                                     ____
                                      19

                                                                                            NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED 8/31/98
------------------------------------------------------------------------------------------------------------------------------------
                                                           SERVICE PLAN    DISTRIBUTION PLAN      INSTITUTIONAL
                                                                 SERIES               SERIES             SERIES        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                        $   20,827          $   426,616             $   246     $   447,689
Net realized gain from investment transactions (notes 1
   and 2)                                                            --                   --                  --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       20,827              426,616                 246         447,689
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                          (20,827)            (426,616)               (246)       (447,689)
------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE TRANSACTIONS
   (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                 90,172           10,057,540                  --      10,147,712
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                           6,363              398,558                  --         404,921
------------------------------------------------------------------------------------------------------------------------------------
                                                                 96,535           10,456,098                  --      10,552,633
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                         (88,519)          (7,372,455)                 --      (7,460,974)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions                8,016            3,083,643                  --       3,091,659
Net assets at the beginning of period                         1,405,519           28,854,117              16,667      30,276,303
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                              $ 1,413,535         $31,937,760             $16,667     $33,367,962
------------------------------------------------------------------------------------------------------------------------------------


                                                                                            NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED 2/28/98
------------------------------------------------------------------------------------------------------------------------------------
                                                           SERVICE PLAN    DISTRIBUTION PLAN      INSTITUTIONAL
                                                                 SERIES               SERIES             SERIES        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                        $   16,929          $   839,227            $    516     $   856,672
Net realized gain from investment transactions (notes 1
   and 2)                                                            --                   --                  --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       16,929              839,227                 516         856,672
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                          (16,929)            (839,227)               (516)       (856,672)
------------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE TRANSACTIONS
   (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                              1,014,732           14,585,479                  --      15,600,211
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                          13,306              854,990                  --         868,296
------------------------------------------------------------------------------------------------------------------------------------
                                                              1,028,038           15,440,469                  --      16,468,507
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                         (36,590)         (12,701,915)                 --     (12,738,505)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions              991,448            2,738,554                  --       3,730,002
Net assets at the beginning of year                             414,071           26,115,563              16,667      26,546,301
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                               $ 1,405,519          $28,854,117            $ 16,667     $30,276,303
------------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                                     ____
                                      20

                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1998, the dollar-weighted average life was 46 days for Reserves, 47 days for California, 36 days for Massachusetts and 25 days for New York).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 1998, California had an outstanding when-issued purchase commitment of $1,000,000. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California, Massachusetts and New York Funds, to retain such tax exempt status when distributed to the shareholders of the Funds. Net realized capital gain distributions, if any, are subject to federal taxation.

Insurance Commitments

The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue


                                     ----
a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments

The Funds may invest in transactions in certain derivative financial instruments, including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1998.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in short-term municipal securities during the six months ended August 31, 1998, were as follows:

                          RESERVES      CALIFORNIA   MASSACHUSETTS   NEW YORK
-------------------------------------------------------------------------------
Purchases                $347,185,480  $353,008,666    $37,984,375  $25,506,160
Sales and Maturities      364,020,000   370,646,000     35,000,000   21,080,000
===============================================================================

At August 31, 1998, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

3. COMPOSITION OF NET ASSETS

At August 31, 1998, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                              RESERVES           CALIFORNIA     MASSACHUSETTS      NEW YORK
--------------------------------------------------------------------------------------------
Capital paid in:
 Service Plan series         $           --  $   81,376,011  $    5,421,762  $    1,413,535
 Distribution Plan series                --      57,146,716      29,996,906      31,937,760
 Institutional series                    --      10,439,352       4,125,304          16,667
--------------------------------------------------------------------------------------------
Net assets                   $  254,688,323  $  148,962,079  $   39,543,972  $   33,367,962
--------------------------------------------------------------------------------------------
Authorized shares             2,000,000,000   2,350,000,000   2,500,000,000   2,500,000,000
============================================================================================

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                   Management Fees
                                             -----------------------------
Average Daily Net Asset Value                Reserves           CA, MA, NY
--------------------------------------------------------------------------
For the first $500 million                   .500 of 1%        .400 of 1%
For the next $500 million                    .475 of 1         .375 of 1
For net assets over $1 billion               .450 of 1         .350 of 1
==========================================================================

Also, pursuant to a distribution agreement with the Funds, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and the Distributor pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and
 .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.


                                     ----

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. INVESTMENT COMPOSITION

At August 31, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                        Reserves   California   Massachusetts   New York
------------------------------------------------------------------------------------------
Basic Materials                             5%        --%             --%         --%
Capital Goods                               4         --              --          --
Consumer Cyclical                           4         --              --           8
Consumer Staples                           --          5              --          --
Education and Civic Organizations           6         --              24          16
Financials                                 --         --              --           3
Health Care                                16         18              23           5
Housing/Multifamily                         1         15              11           6
Industrial/Other                            8         --              --           3
Long Term Care                             10         --               5           6
Tax Obligation/General                     18         24              27          23
Tax Obligation/Limited                      6         17               2          12
Transportation                             --          2              --          --
Utilities                                  16          3               3          12
Water and Sewer                             6         16               5           6
-----------------------------------------------------------------------------------------
                                          100%       100%            100%        100%
-----------------------------------------------------------------------------------------

At August 31, 1998, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (89% for Reserves, 79% for California, 79% for Massachusetts and 91% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.


                                     ----

                              Financial Highlights


                                     ----

                       FINANCIAL HIGHLIGHTS (UNAUDITED)

  Selected data for a share outstanding throughout each period is as follows:

                                                 INVESTMENT OPERATIONS          LESS DISTRIBUTIONS
                                                 ---------------------          ------------------

RESERVES
                                BEGINNING                            NET                                      ENDING
                                      NET            NET       REALIZED/            NET                          NET
YEAR ENDED                          ASSET     INVESTMENT      UNREALIZED     INVESTMENT       CAPITAL          ASSET          TOTAL
FEBRUARY 28/29                      VALUE     INCOME (A)     GAIN (LOSS)         INCOME         GAINS          VALUE     RETURN (B)
-----------------------------------------------------------------------------------------------------------------------------------
   1999 (c)                        $ 1.00          $ .01            $--         $ (.01)           $--         $ 1.00          1.48%
   1998                              1.00            .03             --           (.03)            --           1.00          3.02
   1997                              1.00            .03             --           (.03)            --           1.00          2.87
   1996                              1.00            .03             --           (.03)            --           1.00          3.23
   1995                              1.00            .03             --           (.03)            --           1.00          2.46
   1994                              1.00            .02             --           (.02)            --           1.00          1.84
-----------------------------------------------------------------------------------------------------------------------------------
                                                 INVESTMENT OPERATIONS          LESS DISTRIBUTIONS
                                                 ---------------------          ------------------

CALIFORNIA
                                BEGINNING                            NET                                      ENDING
                                      NET            NET       REALIZED/            NET                          NET
YEAR ENDED                          ASSET     INVESTMENT      UNREALIZED     INVESTMENT       CAPITAL          ASSET         TOTAL
FEBRUARY 28/29                      VALUE     INCOME (A)     GAIN (LOSS)         INCOME         GAINS          VALUE    RETURN (B)
----------------------------------------------------------------------------------------------------------------------------------
1999 (C)
   Service Plan series             $ 1.00          $ .02            $ --        $ (.02)          $ --         $ 1.00         1.52%

   Distribution Plan series          1.00            .02              --          (.02)            --           1.00         1.52
   Institutional series              1.00            .02              --          (.02)            --           1.00         1.58

1998
   Service Plan series               1.00            .03              --          (.03)            --           1.00         3.13
   Distribution Plan series          1.00            .03              --          (.03)            --           1.00         3.13
   Institutional series              1.00            .03              --          (.03)            --           1.00         3.22

1997
   Service Plan series               1.00            .03              --          (.03)            --           1.00         2.94
   Distribution Plan series          1.00            .03              --          (.03)            --           1.00         2.94
   Institutional series              1.00            .03              --          (.03)            --           1.00         3.02

1996
   Service Plan series               1.00            .03              --          (.03)            --           1.00         3.32
   Distribution Plan series          1.00            .03              --          (.03)            --           1.00         3.31
   Institutional series              1.00            .03              --          (.03)            --           1.00         3.40

1995
   Service Plan series               1.00            .03              --          (.03)            --           1.00         2.59
   Distribution Plan series          1.00            .03              --          (.03)            --           1.00         2.60
   Institutional series              1.00            .03              --          (.03)            --           1.00         2.69

1994
   Service Plan series               1.00            .02              --          (.02)            --           1.00         1.94
   Distribution Plan series          1.00            .02              --          (.02)            --           1.00         1.92
   Institutional series              1.00            .02              --          (.02)            --           1.00         2.07
---------------------------------------------------------------------------------------------------------------------------------


                                     -----
                                      25

                                  RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                                      RATIO                                  RATIO
                                                     OF NET                                 OF NET
                             RATIO OF            INVESTMENT              RATIO          INVESTMENT
                             EXPENSES             INCOME TO           EXPENSES           INCOME TO
                           TO AVERAGE               AVERAGE         TO AVERAGE             AVERAGE
       ENDING              NET ASSETS            NET ASSETS         NET ASSETS          NET ASSETS
          NET                  BEFORE                BEFORE              AFTER               AFTER
       ASSETS              REIMBURSE-            REIMBURSE-         REIMBURSE-          REIMBURSE-
        (000)                    MENT                  MENT            MENT(A)             MENT(A)
----------------------------------------------------------------------------------------------------
    $ 254,688                     .78%*                2.94%*              .75%*              2.97%
      270,723                     .81                  2.96                .75                3.02
      304,087                     .80                  2.82                .75                2.87
      339,662                     .79                  3.18                .75                3.22
      351,606                     .78                  2.40                .75                2.43
      404,201                     .80                  1.78                .75                1.83
----------------------------------------------------------------------------------------------------

*     Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b)   Total returns are calculated on net asset value and are not annualized.
(c)   For the six months ended August 31, 1998.

                                  RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                                      RATIO                                  RATIO
                                                     OF NET                                 OF NET
                             RATIO OF            INVESTMENT              RATIO          INVESTMENT
                             EXPENSES             INCOME TO           EXPENSES           INCOME TO
                           TO AVERAGE               AVERAGE         TO AVERAGE             AVERAGE
       ENDING              NET ASSETS            NET ASSETS         NET ASSETS          NET ASSETS
          NET                  BEFORE                BEFORE              AFTER               AFTER
       ASSETS              REIMBURSE-            REIMBURSE-         REIMBURSE-          REIMBURSE-
        (000)                    MENT                  MENT            MENT(A)             MENT(A)
----------------------------------------------------------------------------------------------------
    $  81,376                     .59%*                2.99%*              .55%*              3.03%*
       57,147                     .65*                 2.92*               .55*               3.02*
       10,439                     .43*                 3.11*               .43*               3.11*

       86,916                     .58                  3.09                .55                3.12
       54,789                     .66                  3.02                .55                3.13
       18,791                     .47                  3.22                .47                3.22

       95,306                     .59                  2.89                .55                2.93
       57,490                     .61                  2.87                .55                2.93
       32,843                     .46                  3.01                .46                3.01

       70,722                     .56                  3.28                .54                3.30
       73,020                     .62                  3.23                .55                3.30
       34,392                     .46                  3.39                .46                3.39

       41,772                     .59                  2.15                .55                2.19
       67,157                     .64                  2.47                .55                2.56
       50,772                     .47                  2.74                .47                2.74

      415,238                     .53                  1.94                .53                1.94
       72,380                     .73                  1.74                .55                1.92
       32,299                     .41                  2.06                .41                2.06
----------------------------------------------------------------------------------------------------

*     Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b)   Total returns are calculated on net asset value and are not annualized.
(c)   For the six months ended August 31, 1998.


                                     ----

                            Selected data for a share outstanding throughout
each period is as follows:


           INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
          -------------------------        -----------------------------

MASSACHUSETTS



                              BEGINNING                             NET                                       ENDING
                                    NET             NET       REALIZED/           NET                            NET
YEAR ENDED                        ASSET      INVESTMENT      UNREALIZED    INVESTMENT         CAPITAL          ASSET         TOTAL
FEBRUARY 28/29                    VALUE       INCOME(a)                        INCOME           GAINS          VALUE    RETURN (b)
------------------------------------------------------------------------------------------------------------------------------------
1999 (C)
   Service Plan series             $ 1.00          $ .02            $--         $ (.02)           $--         $ 1.00         1.50%

   Distribution Plan series          1.00            .02             --           (.02)            --           1.00         1.50%

   Institutional series              1.00            .02             --           (.02)            --           1.00         1.50%

1998
   Service Plan series               1.00            .03             --           (.03)            --           1.00         3.05

   Distribution Plan series          1.00            .03             --           (.03)            --           1.00         3.05

   Institutional series              1.00            .03             --           (.03)            --           1.00         3.05
1997
   Service Plan series               1.00            .03             --           (.03)            --           1.00         2.84
   Distribution Plan series          1.00            .03             --           (.03)            --           1.00         2.84
   Institutional series              1.00            .03             --           (.03)            --           1.00         2.84
1996
   Service Plan series               1.00            .03             --           (.03)            --           1.00         3.17
   Distribution Plan series          1.00            .03             --           (.03)            --           1.00         3.17
   Institutional series              1.00            .03             --           (.03)            --           1.00         3.18

1995
   Service Plan series               1.00            .03             --           (.03)            --           1.00         2.53
   Distribution Plan series          1.00            .03             --           (.03)            --           1.00         2.53
   Institutional series              1.00            .03             --           (.03)            --           1.00         2.61
1994
   Service Plan series               1.00            .02             --           (.02)            --           1.00         1.77
   Distribution Plan series          1.00            .02             --           (.02)            --           1.00         1.74
   Institutional series              1.00            .02             --           (.02)            --           1.00         1.80

-----------------------------------------------------------------------------------------------------------------------------------


           INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
         ---------------------------      --------------------------

NEW YORK

                                BEGINNING                           NET                                       ENDING
                                      NET            NET      REALIZED/             NET                          NET
YEAR ENDED                          ASSET     INVESTMENT     UNREALIZED      INVESTMENT       CAPITAL          ASSET          TOTAL
FEBRUARY 28/29,                     VALUE      INCOME(a)                         INCOME         GAINS          VALUE     RETURN (b)

-----------------------------------------------------------------------------------------------------------------------------------
1999 (c)
   Service Plan series             $ 1.00          $ .01            $--         $ (.01)           $--         $ 1.00         1.48%

   Distribution Plan series          1.00            .01             --           (.01)            --           1.00         1.48
   Institutional series              1.00            .01             --           (.01)            --           1.00         1.48
1998
   Service Plan series               1.00            .03             --           (.03)            --           1.00         3.10
   Distribution Plan series          1.00            .03             --           (.03)            --           1.00         3.10
   Institutional series              1.00            .03             --           (.03)            --           1.00         3.10
1997
   Service Plan series               1.00            .03             --           (.03)            --           1.00         2.90
   Distribution Plan series          1.00            .03             --           (.03)            --           1.00         2.90
   Institutional series              1.00            .03             --           (.03)            --           1.00         2.90
1996
   Service Plan series               1.00            .03             --           (.03)            --           1.00         3.20
   Distribution Plan series          1.00            .03             --           (.03)            --           1.00         3.20
   Institutional series              1.00            .03             --           (.03)            --           1.00         3.20
 1995
   Service Plan series               1.00            .02             --           (.02)            --           1.00         2.36
   Distribution Plan series          1.00            .02             --           (.02)            --           1.00         2.37
   Institutional series              1.00            .02             --           (.02)            --           1.00         2.28
1994
   Service Plan series               1.00            .02             --           (.02)            --           1.00         1.51
   Distribution Plan series          1.00            .02             --           (.02)            --           1.00         1.51
   Institutional series              1.00            .02             --           (.02)            --           1.00         1.51

-----------------------------------------------------------------------------------------------------------------------------------


                                     ----

                              RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
                                        RATIO                            RATIO
                                       OF NET                           OF NET
                    RATIO OF       INVESTMENT         RATIO OF      INVESTMENT
                    EXPENSES        INCOME TO         EXPENSES       INCOME TO
                  TO AVERAGE          AVERAGE       TO AVERAGE         AVERAGE
     ENDING       NET ASSETS       NET ASSETS       NET ASSETS      NET ASSETS
        NET           BEFORE           BEFORE            AFTER           AFTER
     ASSETS       REIMBURSE-       REIMBURSE-       REIMBURSE-      REIMBURSE-
      (000)             MENT             MENT           MENT(A)         MENT(A)
---------------------------------------------------------------------------------
    $ 5,422            .75%*            2.76%*           .55%*           2.96%*
     29,997            .85*             2.64*            .55*            2.94*
      4,125            .70*             2.79*            .55*            2.94*

      6,085            .89              2.71             .55             3.05
     25,920            .95              2.65             .55             3.05
      5,578            .68              2.91             .55             3.04

      9,964            .74              2.64             .55             2.83
     27,083            .90              2.49             .55             2.84
      3,977            .61              2.78             .55             2.84

     38,251            .63              3.06             .55             3.14
     26,279            .84              2.87             .55             3.16
      3,550            .57              3.12             .54             3.15

     27,732            .61              2.49             .55             2.55
     24,237            .82              2.28             .55             2.55
      1,038            .47              2.63             .47             2.63

     38,576            .55              1.88             .52             1.91
     27,773            .76              1.67             .55             1.88
      3,406            .49              1.93             .49             1.93
--------------------------------------------------------------------------------

*    Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b)  Total returns are calculated on net asset value and are not annualized.
(c)  For the six months ended August 31, 1998.

                            RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
                                        RATIO                            RATIO
                                       OF NET                           OF NET
                    RATIO OF       INVESTMENT         RATIO OF      INVESTMENT
                    EXPENSES        INCOME TO         EXPENSES       INCOME TO
                  TO AVERAGE          AVERAGE       TO AVERAGE         AVERAGE
     ENDING       NET ASSETS       NET ASSETS       NET ASSETS      NET ASSETS
        NET           BEFORE           BEFORE            AFTER           AFTER
     ASSETS       REIMBURSE-       REIMBURSE-       REIMBURSE-      REIMBURSE-
      (000)             MENT             MENT           MENT(A)         MENT(A)
---------------------------------------------------------------------------------
   $  1,414            .87%*           2.60%*             .55%*          2.92%*
     31,938            .71*            2.75*              .55*           2.91*
         17           1.02*            2.45*              .55*           2.92*

      1,406           1.20             2.38               .55            3.03
     28,854            .89             2.75               .55            3.09
         17           1.13             2.52               .55            3.10

        414           1.27             2.17               .55            2.89
     26,116            .92             2.52               .55            2.89
         17           1.12             2.33               .55            2.90

        554           1.92             1.82               .55            3.19
     31,631            .94             2.80               .55            3.19
         17           1.38             2.37               .55            3.20

        640            .95             1.98               .55            2.38
     29,798            .79             2.14               .55            2.38
         17           2.14              .79               .55            2.38

        557           1.49              .69               .55            1.63
     27,886            .78             1.40               .55            1.63
         17           4.60            (2.42)              .55            1.63
----------------------------------------------------------------------------------------------

*    Annualized.
(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(b)  Total returns are calculated on net asset value and are not annualized.
(c)  For the six months ended August 31, 1998.


                                    ------

BUILDING A BETTER PORTFOLIO
CAN MAKE YOU A SUCCESSFUL INVESTOR


NUVEEN FAMILY  OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH
Nuveen Rittenhouse Growth Fund

GROWTH AND  INCOME
European Value Fund

Growth and  Income Stock Fund

Balanced Stock  and Bond Fund

Balanced Municipal  and Stock Fund

Tax-Free Income

National Funds
Long-Term Insured Intermediate-Term Limited-Term

State Funds
Arizona California Colorado Connecticut Florida Georgia Kansas Kentucky Louisiana Maryland Massachusetts Michigan Missouri New Jersey New Mexico New York North Carolina Ohio Pennsylvania Tennessee Virginia Wisconsin

Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk, and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.

MUTUAL FUNDS
Nuveen offers a family of equity, balanced, and municipal bond funds featuring Premier AdvisersSM including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies, and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.

PRIVATE ASSET MANAGEMENT
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced, and municipal income- oriented portfolios are available, all based upon a disciplined investment philosophy.

DEFINED PORTFOLIOS
Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

EXCHANGE-TRADED FUNDS
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MUNIPREFERRED(R)
Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

                                     -----

Fund Information


BOARD OF DIRECTORS

Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

TRANSFER AGENT AND
SHAREHOLDER SERVICES

The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL

Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT PUBLIC
ACCOUNTANTS

Arthur Andersen LLP
Chicago, IL

SERVING INVESTORS FOR GENERATIONS

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and tax-free income funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.



  NUVEEN 1898
Our Second Century 1998
  helping investors sustain the wealth of a lifetime.(TM)

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www,nuveen.com